AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED OCTOBER 31, 2012
TO
PROSPECTUS DATED FEBRUARY 29, 2012

(AS SUPPLEMENTED THROUGH JULY 9, 2012)

AMERICAN INDEPENDENCE SMALL CAP GROWTH FUND	AMERICAN INDEPENDENCE LARGE CAP GROWTH FUND
(TICKER SYMBOLS: ASCAX, AIFSX)	(TICKER SYMBOLS: AMLAX, AIFLX)

Effective November 1, 2012, Chris Jacobs will be managing the American Independence Small Cap Growth Fund and American Independence Large Cap Growth Fund (each a “Fund” and together the “Funds”). Robert Natale will no longer serve as the portfolio manager and American Yellowstone Advisors, LLC will no longer serve as the sub-advisor to the Funds. To reflect these changes, the Prospectus is updated as follows:

1.  Under each Fund’s “FUND SUMMARY,” the sub-section entitled “Portfolio Management” is replaced in its entirety with the following:

Portfolio Management.

Investment Adviser. The investment adviser for the Fund is American Independence Financial Services, LLC. The manager responsible for the day to day management of the Fund is shown below:

Manager Name	Primary Title	Managed the Fund Since
John Christopher “Chris” Jacobs	Portfolio Manager	2012

2. Under “Fund Management” in the section “MORE ABOUT THE FUNDS,” the entire section under Sub-Advisors with respect to the Large Cap Growth Fund and the Small Cap Growth Fund is removed in its entirety. Under the “Portfolio Managers” section, the following information is added:

Small Cap Growth Fund and Large Cap Growth Fund

John Christopher “Chris” Jacobs. Portfolio Manager. Mr. Jacobs joined AIFS in June 2012. Mr. Jacobs also serves as an Assistant Portfolio Manager for the American Independence Stock Fund. Mr. Jacobs has been a trader and analyst with Yellowstone Partners since 2010. Mr. Jacobs graduated with an undergraduate degree in business management with an emphasis in finance from Brigham Young University-Idaho. He is presently enrolled in the Masters of Banking and Financial Services Management program from Boston University. Shortly after 9/11, Chris joined the U.S. Army Reserves. Having served in Afghanistan, Mr. Jacobs is a veteran of Operation Enduring Freedom.

3. On September 20, 2012, at the recommendation of American Independence Financial Services, LLC, the investment adviser to the Trust, the Trust’s Board of Trustees (the “Board”) approved the closing and subsequent liquidation of the Large Cap Growth Fund (the “Fund”). Accordingly, the Fund is expected to cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders of record on or about December 7, 2012 (the “Liquidation Date”).

Effective November 15, 2012, the Fund is closed to purchases by new shareholders and additional purchases by existing shareholders. The planned liquidation of the Fund may cause the Fund to increase its cash holdings and deviate from its investment objectives and strategies as stated in the Fund’s Prospectus.

Prior to the Liquidation Date, Fund shareholders may redeem (sell) or exchange their shares in the manner described in the Prospectuses under “Redeeming From Your Account” and “Exchanging Shares,” respectively. Shareholders remaining in the Fund just prior to or on the Liquidation Date may bear increased transaction fees incurred in connection with the disposition of the Fund’s portfolio holdings.

If no action is taken by a Fund shareholder prior to the Liquidation Date, the Fund will distribute to such shareholder, on or promptly after the Liquidation Date, a liquidating cash distribution equal in value to the shareholder’s interest in the net assets of the Fund as of the Liquidation Date. The liquidating cash distribution to shareholders will be treated as payment in exchange for their shares. The liquidation of your shares may be treated as a taxable event. Shareholders should contact their tax adviser to discuss the income tax consequences of the liquidation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JUNE 26, 2012
TO
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2012

(AS SUPPLEMENTED THROUGH JULY 9, 2012)

AMERICAN INDEPENDENCE SMALL CAP GROWTH FUND	AMERICAN INDEPENDENCE LARGE CAP GROWTH FUND
(TICKER SYMBOLS: ASCAX, AIFSX)	(TICKER SYMBOLS: AMLAX, AIFLX)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Effective November 1, 2012, Chris Jacobs will be managing the American Independence Small Cap Growth Fund and American Independence Large Cap Growth Fund (each a “Fund” and together the “Funds”). Robert Natale will no longer serve as the portfolio manager and American Yellowstone Advisors, LLC will no longer serve as the sub-advisor to the Funds. The Statement of Additional Information is hereby amended and supplemented, effective October 31, 2012, to reflect the following changes:

1.      Under the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES,” the following updates are effective November 1, 2012:

a)      The first paragraph under “Sub-Advisers” shall be replaced in its entirety with the following:

AFIS has engaged four sub-advisers to assist in the daily management of the Funds’ portfolios. The International Equity Fund is sub-advised by Security Global Investors, LLC (“SGI”).  The U.S. Inflation-Indexed Fund is sub-advised by Fischer Francis Trees & Watts, Inc. (“FFTW”). The Core Plus Fund is sub-advised by Boyd Watterson Asset Management, LLC (“BWAM”).  The Strategic Income Fund is sub-advised by HighMark Capital Management, Inc. (“HighMark”).

b)      The paragraph below “Large Cap Value Fund and Small Cap Value Fund” is removed in its entirety.

2.      Under the section entitled “PORTFOLIO MANAGER INFORMATION”, the following sub-sections are updated as noted:

a)      Under “Portfolio Managers”, the following shall be added:

Small Cap Growth Fund and Large Cap Growth Fund (American Independence Financial Services, LLC):

John Christopher “Chris” Jacobs.  Portfolio Manager. Mr. Jacobs joined AIFS in June 2012 and also serves as Assistant Portfolio Manager to the Stock Fund. Mr. Jacobs also has been a trader and analyst with Yellowstone Partners since 2010. Mr. Jacobs graduated with an undergraduate degree in business management with an emphasis in finance from Brigham Young University-Idaho. He is presently enrolled in the Masters of Banking and Financial Services Management program from Boston University. Shortly after 9/11, Chris joined the U.S. Army Reserves. Having served in Afghanistan, Mr. Jacobs is a veteran of Operation Enduring Freedom.

b)      Under “Beneficial Ownership by Portfolio Manager”, it shall be noted that as of the date of this sticker, the Mr. Jacobs did not own any shares of the Funds or of any fund in the Trust.

c)      Under “Account Management Disclosures”, the table regarding the portfolio managers and the other accounts and assets managed by them shall be updated to reflect the following information for Mr. Jacobs:

As of 9/30/2012	’40 Act Mutual Fund Vehicles		Commingled Trust Fund Vehicles		Other Separate Account Vehicles
Portfolio Manager	No. of Accts.	Total Assets	No. of Accts.	Total Assets	No. of Accts.	Total Assets
J. Christopher “Chris” Jacobs	1	$160,214,087	0	$0	4	$2,163,929

3.      On September 20, 2012, at the recommendation of American Independence Financial Services, LLC, the investment adviser to the Trust, the Trust’s Board of Trustees (the “Board”) approved the closing and subsequent liquidation of the Large Cap Growth Fund (the “Fund”). Accordingly, the Fund is expected to cease operations, liquidate its assets, and distribute the liquidation proceeds to shareholders of record on or about December 7, 2012 (the “Liquidation Date”).

Effective November 15, 2012, the Fund is closed to purchases by new shareholders and additional purchases by existing shareholders. The planned liquidation of the Fund may cause the Fund to increase its cash holdings and deviate from its investment objectives and strategies as stated in the Fund’s Prospectus.

Prior to the Liquidation Date, Fund shareholders may redeem (sell) or exchange their shares in the manner described in the Prospectuses under “Redeeming From Your Account” and “Exchanging Shares,” respectively. Shareholders remaining in the Fund just prior to or on the Liquidation Date may bear increased transaction fees incurred in connection with the disposition of the Fund’s portfolio holdings.

If no action is taken by a Fund shareholder prior to the Liquidation Date, the Fund will distribute to such shareholder, on or promptly after the Liquidation Date, a liquidating cash distribution equal in value to the shareholder’s interest in the net assets of the Fund as of the Liquidation Date. The liquidating cash distribution to shareholders will be treated as payment in exchange for their shares. The liquidation of your shares may be treated as a taxable event. Shareholders should contact their tax adviser to discuss the income tax consequences of the liquidation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE